Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(in thousands of euro)	Year ended December 31,
	2023 (1)				2024			2025
	R&D	G&A	Impairment	Total	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(1)	(27,568)	—	—	(27,568)	(25,535)	—	(25,535)	(18,320)	—	(18,320)
Cost of supplies and consumable materials	(2,611)	(244)	—	(2,855)	(2,764)	(292)	(3,056)	(2,485)	(266)	(2,751)
Personnel expenses other than share-based compensation	(14,834)	(6,874)	—	(21,708)	(15,063)	(7,085)	(22,148)	(14,767)	(7,140)	(21,906)
Share-based compensation	(2,288)	(1,968)	—	(4,256)	(2,473)	(1,471)	(3,944)	(1,751)	(816)	(2,567)
Restructuring costs(4)								(2,306)	(583)	(2,889)
Personnel expenses	(17,121)	(8,842)		(25,964)	(17,536)	(8,556)	(26,092)	(18,824)	(8,539)	(27,363)
Non-scientific advisory and consulting(2)	(732)	(2,906)		(3,638)	(229)	(3,377)	(3,606)	(535)	(3,043)	(3,578)
Leasing and maintenance	(879)	(1,047)		(1,926)	(864)	(1,319)	(2,183)	(819)	(1,436)	(2,255)
Travel expenses and meeting attendance	(380)	(268)		(648)	(468)	(308)	(776)	(335)	(413)	(748)
Marketing, communication and public relations	(52)	(316)		(368)	(44)	(309)	(353)	(47)	(472)	(519)
Scientific advisory and consulting(3)	(1,220)	—		(1,220)	(2,039)	—	(2,039)	(740)	—	(740)
Other purchases and external expenses	(28)	(2,636)		(2,664)	(13)	(2,776)	(2,789)	(17)	(2,358)	(2,375)
Depreciation and amortization	(3,891)	(1,202)		(5,093)	(1,075)	(913)	(1,988)	(477)	(907)	(1,384)
Intellectual property expenses	(1,292)	(203)		(1,495)	(1,113)	(239)	(1,352)	(778)	(224)	(1,002)
Other income and (expenses), net	(248)	(623)		(872)	(300)	(1,627)	(1,927)	(243)	(1,735)	(1,978)
Impairment of intangible assets	—			—			—	—	—	—
Total net operating expenses	(56,022)	(18,288)	—	(74,310)	(51,980)	(19,716)	(71,696)	(43,620)	(19,394)	(63,013)
(1)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.

Disclosure of audit and non-audit fees

	Year ended December 31,
	2023		2024			2025
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	PwC	Total	Deloitte & Associés	PwC	Total
Audit fees	725	725	573	525	1,098	516	516	1,032
Non-audit fees (services other than the audit of financial statements)	213	213	158	50	208	127	133	260
Total	938	938	731	575	1,306	643	649	1,292
*Non-audit fees: These fees relate to services provided in connection with the At-The-Market (ATM) program, the review of documents that may be filed with the SEC and the AMF, as well as costs and expenses associated with the audit engagement.l